Share-Based Payments -Schedule of Number and Weighted-Average Exercise Price of Share Options Allocated and Expected to be Allocated (Details) - Management Board Grant			1 Months Ended
	May 17, 2021 € / shares shares	May 12, 2021 € / shares shares	May 31, 2022 € / shares shares	Feb. 29, 2020 € / shares shares	Dec. 31, 2022 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)	6,463	45,279	86,118	248,096
thereof allocated and vested but subject to performance and waiting requirements (in shares) | shares	1,616	11,320	0	124,048
thereof allocated and un-vested (in shares) | shares	4,847	33,959	86,118	124,048
Weighted-average exercise price (in euros per share)	€ 175.16	€ 173.66	€ 142.6	€ 28.32
Estimated allocation date 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)					97,436
Weighted-average exercise price (in euros per share)					€ 142.95
Estimated allocation date 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)					93,785
Weighted-average exercise price (in euros per share)					€ 148.51
Estimated allocation date 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)					63,251
Weighted-average exercise price (in euros per share)					€ 155.51
Estimated allocation date 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)					48,705
Weighted-average exercise price (in euros per share)					€ 161.62